Income taxes - Components of Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income Tax expense	$ 28,324	$ 14,273